Significant accounting policies - Exchange rates for the currencies (Details)	Aug. 31, 2021	Jun. 03, 2021
Foreign exchange rates [abstract]
Exchange rate as at end of year	1.2630	1.2103
Average exchange rate for 90-day period ended August 31, 2021	1.2460